UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22602

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (312) 564-5100

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart

Cortland Fund Services LLC

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste 310

Leawood, KS 66211

Date of fiscal year end: Last Day of February

Date of reporting period: May 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

	HAGIN Keystone Market Neutral Fund
	Schedule of Investments
	May 31, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 69.34%

Accident & Health Insurance - 0.90%
88	Aflac, Inc.	$ 4,592

Air Transportation, Scheduled - 0.99%
51	Alaska Air Group, Inc. (a)	5,021

Arrangement of Transportation of Freight & Cargo - 1.03%
197	Southwest Airlines Co. (a)	5,211

Books: Publishing of Publishing & Printing - 0.56%
52	John Wiley & Sons, Inc. Class-A	2,849

Communications Services, NEC - 0.70%
43	DIRECTV *	3,545

Computer Communications Equipment - 0.94%
44	F5 Networks, Inc. *	4,776

Computer Storage Devices - 2.40%
171	EMC Corp.	4,542
83	Netapp, Inc.	3,072
52	Western Digital Corp.	4,568
		12,182
Construction Machinery & Equipment - 0.93%
46	Caterpillar, Inc.	4,703

Crude Petroleum & Natural Gas - 2.31%
737	Sandridge Energy, Inc. (a) *	4,916
211	Kosmos Energy, Ltd. *	2,211
73	Unit Corp. *	4,637
		11,764
Drilling Oil & Gas Wells - 0.99%
152	Patterson-UTI Energy, Inc.	5,030

Electric & Other Services Combined - 0.59%
108	Pepco Holdings, Inc.	2,992

Fabricated Structural Metal Products - 0.43%
14	Valmont Industries, Inc.	2,169

Fats & Oils - 0.40%
26	Bunge, Ltd.	2,020

Food & Kindred Products - 0.76%
43	Mead Johnson Nutrition Co.	3,847

Hotels & Motels - 1.44%
105	Choice Hotels International, Inc.	4,726
14	Las Vegas Sands Corp.	1,071
19	Starwood Hotels & Resorts Worldwide, Inc.	1,517
		7,314
Household Furniture - 0.21%
32	Leggett & Platt, Inc. *	1,085

In Vitro & In Vivo Diagnostic Substances - 0.64%
98	Myriad Genetics, Inc. *	3,250

Insurance Agents, Brokers & Services - 0.22%
15	Erie Indemnity Co. Class-A	1,136

Investment Advice - 2.85%
24	Affiliated Managers Group, Inc. *	4,526
89	Frankln Resources, Inc.	4,914
100	Lazard, Ltd. Class-A	5,050
		14,490
Lawn & Garden Tractors & Home Lawn & Gardens Equipment - 0.94%
74	Toro Co.	4,779

Leather & Leather Products - 0.76%
95	Coach, Inc.	3,867

Metal Cans - 1.00%
104	Crown Holdings, Inc. *	5,080

Millwood, Veneer, Plywood & Structural Wood Members - 0.69%
165	Masco Corp. *	3,515

Motor Vehicle Parts & Accessories - 1.76%
57	Delphi Automotive Plc.	3,936
57	Lear Corp.	5,019
		8,955
Motor Vehicles & Passenger Car Bodies - 0.95%
48	WABCO Holdings, Inc.	4,805

Office Machines, NEC - 0.97%
178	Pitney Bowes, Inc.	4,918

Oil & Gas Field Machinery & Equipment - 0.99%
87	FMC Technologies, Inc. *	5,051

Oil & Gas Field Services, NEC - 0.41%
63	Superior Energy Services, Inc.	2,091

Operative Builders - 0.88%
4	NVR, Inc. *	4,455

Paperboard Containers & Boxes - 0.21%
25	Sonoco Products Co.	1,056

Petroleum Refining - 2.97%
66	Conocophillips	5,276
54	Marathon Petroleum Corp.	4,827
89	Valero Energy Corp.	4,988
		15,091
Pharmaceutical Preparations - 4.84%
91	AbbVie, Inc.	4,944
32	Alexion Pharmaceuticals, Inc. *	5,322
148	Pfizer, Inc. (a)	4,385
46	Salix Pharmaceuticals, Ltd. *	5,248
49	United Therapeutics Corp. *	4,691
		24,590
Poultry Slaughtering & Processing - 0.94%
113	Tyson Foods, Inc. Class-A	4,798

Radio & TV Broadcasting & Communications Equipment - 0.93%
59	QUALCOMM, Inc.	4,747

Real Estate - 0.93%
158	CBRE Group, Inc. *	4,715

Retail-Eating Places - 0.82%
27	Panera Bread Co. Class-A *	4,147

Retail-Family Clothing Stores - 1.41%
396	American Eagle Outfitters, Inc.	4,249
43	Gap, Inc.	1,773
17	Nordstrom, Inc.	1,157
		7,179
Retail-Radio, TV & Consurmer Electronics Stores - 0.47%
87	Best Buy Co., Inc.	2,406

Rubber & Plastic Footwear - 0.90%
59	Deckers Outdoor Corp. *	4,560

Search, Detection, Navagation, Guidance Aeronauctical Sys - 0.99%
65	Harris Corp.	5,021

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.89%
89	CBOE Holdings, Inc.	4,511

Semiconductors & Related Devices - 1.96%
146	SEI Investment Co.	4,808
39	TD Ameritrade Holding Corp.	1,183
66	Waddell & Reed Financial, Inc. (a)	3,985
		9,976
Semiconductors & Related Devices - 2.63%
97	Linear Technology Corp.	4,478
87	Xilinx, Inc.	4,086
254	NVIDIA Corp. (a)	4,826
		13,390
Services-Business Services, NEC - 1.13%
5	Visa, Inc. Class-A	1,074
289	Western Union Co.	4,673
		5,747
Services-Commercial Physical & Biological Research - 0.78%
47	Covance, Inc. *	3,941

Services-Computer Integrated Systems Design - 0.94%
89	MICROS Systems, Inc. *	4,754

Services-Computer Program, Data Processing, Etc. - 0.57%
46	Facebook, Inc. Class-A *	2,912

Services-Consumer Credit Reporting, Collection Agencies - 1.22%
13	McGraw Hill Financial, Inc. (a)	5,070
62	Moody's Corp.	1,112
		6,182
Services-Educational Services - 0.53%
101	Apollo Group, Inc. Class-A *	2,707

Services-Engineering Services - 0.94%
148	Aecom Technology Corp. *	4,757

Services-Management Consulting Services - 0.91%
210	Booz Allen Hamilton Holding Corp. Class-A	4,647

Services-Management Services - 0.97%
69	Gartner, Inc.	4,905

Services-Miscellaneous Amusement & Recereation - 0.87%
109	Six Flags Entertainment Corp.	4,411

Services-Prepackaged Software - 3.76%
62	Intuit, Inc.	4,916
84	Citrix Systems, Inc. *	5,206
116	Microsoft Corp. (a)	4,749
44	Vmware, Inc., Class-A *	4,246
		19,117
Sugar & Confectionery Products - 0.63%
33	Hershey Co.	3,212

Surety Insurance - 0.19%
80	MBIA, Inc. *	941

Surgical & Medical Instruments & Apparatus - 0.93%
32	CR Bard, Inc.	4,733

Trucking & Courier Services (No Air) - 0.96%
47	United Parcel Services, Inc. Class-B	4,882

Water Transportation - 1.02%
47	Kirby Corp. *	5,196

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.76%
81	Herbalife, Ltd.	5,251
50	Nu Skin Enterprises, Inc. Class-A (a)	3,692
		8,943
Wholesale-Electronic Parts & Equipment, NEC - 0.90%
63	Domino's Pizza, Inc.	4,564

Women's, Misses' Children's & Infants' Undergarments - 0.83%
165	Guess, Inc. (a)	4,208

TOTAL FOR COMMON STOCK (Cost $328,402) - 69.34%		$ 352,438

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 47.22%
240,000	US Treasury Bill, 0.10147%, 09/18/2014 (a)	239,975

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $239,783) - 47.22%		239,975

SHORT TERM INVESTMENTS - 7.71%
39,206	Fidelity Money Market Fund #59, 0.04%, (Cost $39,206) **	39,206

TOTAL FOR SHORT TERM INVESTMENTS (Cost $39,206) - 7.71%		39,206

TOTAL INVESTMENTS (Cost $607,391) - 124.27%		631,619

LIABILITIES IN EXCESS OF OTHER ASSETS - (24.27%)		(123,365)

NET ASSETS - 100.00%		$ 508,254

(a) All or a portion of this security is held as collateral for securities sold short. See Note 2 in the Notes to the Financial Statements.
* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the 7-day yield at May 31, 2014.

1. SECURITY TRANSACTIONS

At May 31, 2014, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $631,619 amounted to $2,946, which consisted of aggregate gross unrealized appreciation of $38,504 and aggregate gross unrealized depreciation of $41,450.

2. SECURITY VALUATIONS

The Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Fund Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds investments by the above fair value hierarchy levels as of May 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$352,438	$0	$0	$352,438
US Government Obligations	$239,975	$0	$0	$239,975
Cash Equivalents	$39,206	$0	$0	$39,206
Total	$631,619	$0	$0	$631,619

	HAGIN Keystone Market Neutral Fund
	Schedule of Securities Sold Short
	May 31, 2014 (Unaudited)

Shares		Value

COMMON STOCK

Aircraft & Parts
48	Triumph Group, Inc.	$ 3,326

Aircraft Parts & Auxiliary Equipment, NEC
39	Rockwell Collins, Inc.	3,083
17	Trasdigm Group, Inc.	3,208
		6,291
Apparel & Other Finished Products of Fabrics & Similar Material
60	Under Armour, Inc. Class-A *	3,047

Beverages
38	Constellation Brands, Inc. Class-A *	3,197

Biological Products (No Diagnostic Substances)
25	Catamaran Corp. *	1,094
26	Amgen, Inc.	3,016
		4,110
Cable & Other Pay Television Services
44	AMC Networks, Inc., Class-A *	2,723
38	Discovery Communications, Inc. Series-A *	2,924
48	Time Warner, Inc.	3,352
		8,999
Calculating & Accounting Machines (No Electronic Computers)
89	NCR Corp. *	2,907

Carpets & Rugs
23	Mohawk Industries, Inc. *	3,120

Cement, Hydraulic
35	Eagle Materials, Inc.	3,044

Chemicals & Allied Products
41	FMC Corp.	3,139

Commercial Banks, NEC
35	First Republic Bank	1,780

Communications Services, NEC
41	Crown Castle International Co. *	3,146
35	SBA Communications Corp. *	3,553
		6,699
Computer Peripheral Equipment, NEC
26	Stratasys, Ltd. *	2,419

Construction-Special Trade Contractors
37	Chicago Bridge & Iron Co. N.V.	3,012

Crude Petroleum & Natural Gas
166	Cobalt International Energy, Inc. *	3,069
74	Oasis Petroleum, Inc. *	3,663
36	Ultra Petroleum Corp. *	973
44	Gulfport Energy Corp. *	2,707
		10,412
Dental Equipment & Supplies
22	Dentsply International, Inc.	1,040

Drilling Oil & Gas Wells
64	Atwood Oceanic, Inc. *	3,158
88	SeaDrill, Ltd.	3,344
		6,502
Electric Services
64	ITC Holdings Corp.	2,342

Electronic Connectors
34	Amphenol Corp. Class-A	3,257

Engines & Turbines
54	Dresser-Rand Group, Inc. *	3,305

Farm Machinery & Equipment
34	Deere & Co.	3,100

Food & Kindred Products
151	Flowers Foods, Inc.	3,148

Gold & Silver Ores
145	Tahoe Resources, Inc. *	3,013

Household Furniture
66	Tempur-Pedic International, Inc. *	3,627

Laboratory Analytical Instruments
23	PerkinElmer, Inc.	1,034

Land Subdivides & Developers (No Cemeteries)
165	The St. Joe Co. *	3,884

Lumber & Wood Products (No Furniture)
116	Leucadia National Corp.	2,975

Machine Tools, Metal Cutting Types
72	Kennametal, Inc.	3,243

Measuring & Controlling Devices, NEC
26	Thermo Fisher Scientific, Inc.	3,040

Men's & Boy's Furnishings, Work Clothing & Allied Garments
24	PVH Corp.	3,159

Miscellaneous Fabricated Metal Products
44	Crane Co. *	3,261

Mortgage Bankers & Loan Correspondents
81	Ocwen Financial Corp.	2,840

Motor Vehicle Parts & Accessories
99	Gentex Corp.	2,863

Motor Vehicles & Passenger Car Bodies
193	Ford Motor Co.	3,173
5	Tesla Motors, Inc. *	1,039
		4,212
Motors & Generators
20	Ametek, Inc.	1,062

National Commercial Banks
332	First Niagara Financial Group, Inc.	2,859

Natural Gas Distribution
56	Cheniere Energy, Inc. *	3,814

Natural Gas Transmission & Distribution
72	Spectra Energy Corp.	2,922

Natural Gas Transmission
71	Kinder Morgan, Inc.	2,371

Newspapers: Publishing or Publishing & Printing
38	Gannett Co.	1,056

Oil & Gas Field Machinery & Equipment
16	Dril-Quip, Inc. *	1,636

Operative Builders
141	Dr Horton, Inc.	3,339
131	Taylor Morrison Home Corp. *	2,790
86	Toll Brothers, Inc. *	3,115
		9,244
Operators of Nonresidential Buildings
283	Spirit Realty Capital, Inc.	3,195

Paperboard Containers & Boxes
45	Packaging Corporation of America	3,112

Petroleum Refining
62	Tesoro Corp.	3,484

Pharmaceutical Preparations
59	Mylan Labs, Inc. *	2,941
21	Perrigo Co., Inc.	2,902
47	Cubist Pharmaceuticals, Inc. *	3,130
106	Theravance, Inc. *	3,037
17	Vertex Pharmaceuticals, Inc. *	1,228
		13,238

Public Building & Related Furniture
36	B/E Aerospace, Inc. *	3,483

Radio Broadcasting Stations
109	Pandora Media, Inc. *	2,674

Railroad Equipment
42	Westinghouse Air Brake Technologies Corp.	3,307

Retail-Auto Dealers & Gasoline Stations
59	Autonation, Inc. *	3,373
71	Carmax, Inc. *	3,146
		6,519
Retail-Building Materials, Hardware, Garden Supply
61	Fastenal Co.	2,974

Retail-Eating & Drinking Places
44	Starbucks Corp.	3,223

Retail-Food Stores
41	GNC Holdings, Inc.	1,514

Retail- Jewelry Stores
36	Tiffany & Co.	3,579

Retail-Miscellaneous Shopping Goods Stores
46	Cabela's, Inc. *	2,817

Savings Institution, Federally Chartered
90	Bank United, Inc.	2,929

Security Brokers, Dealers & Flotation Companies
175	Ares Capital Corp.	3,017
10	The Goldman Sachs Group, Inc.	1,598
27	Raymond James Financial, Inc.	1,307
		5,922
Semiconductors & Related Devices
678	Advanced Micro Devices, Inc. *	2,712
56	Cree, Inc. *	2,695
		5,407
Services-Business Services, NEC
12	Alliance Data Systems Corp.	3,073
28	Fleetcor Technologies, Inc. *	3,539
58	Fidelity National Information Services, Inc.	3,141
71	Nielsen N.V.	3,426
104	Total System Services, Inc.	3,147
		16,326
Services-Commercial Physical & Biological Research
61	Incyte Corp. *	3,023

Services-Computer Integrated Systems Design
123	Allscripts Healthcare Solutions, Inc. *	1,813

Services-Computer Processing & Data Preparation
26	ISH, Inc. Class-A *	3,274

Services-Computer Programming Services
49	Solera Holdings, Inc.	3,197

Services-General Medical & Surgical Hospitals, NEC
58	Lifepoint Hospitals, Inc.	3,552
77	Tenet Healthcare Corp. *	3,619
		7,171
Services-Motion Picture & Video Tape Production
118	Dreamworks Animation, Inc. *	3,313

Services-Prepackaged Software
40	3D Systems Corp. *	2,026
34	Concur Technologies, Inc. *	2,903
33	Splunk, Inc. *	1,381
57	Salesforce.com, Inc. *	3,000
		9,310
State Commercial Banks
15	Signature Bank Corp. *	1,737

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
48	Carpenter Technology Corp.	2,999

Surgical & Medical Instruments & Apparatus
29	Teleflex, Inc.	3,093

Telephone Communications (No Radiotelephone)
17	Eqinix, Inc. *	3,379

Water Transportation
69	Golar LNG, Ltd.	3,212
99	Norwegian Cruise Line Holdings, Ltd.	3,341
65	Tidewater, Inc.	3,388
		9,941
Wholesale-Drugs, Proprietary's & Druggists' Sundries
48	Amerisourcebergen Corp.	3,512

Wholesale-Industrial Machinery & Equipment
36	MSC Industrial Direct Co., Inc.	3,311

Wholesale-Metals Service Centers & Offices
44	Reliance Steel & Aluminum Co.	3,166

Wholesale-Miscellaneous Nondurable Goods
28	Jarden Corp. *	1,584

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies
113	LKQ Corp. *	3,134

TOTAL FOR COMMON STOCK (Proceeds $277,264)		300,971

REAL ESTATE INVESTMENT TRUSTS
38	American Tower Corp.	3,406
23	AvalonBay Communities, Inc.	3,262
26	Boston Properties Inc.	3,138
185	DDR Corp.	3,202
26	Extra Space Storage, Inc.	1,361
74	Plum Creek Timber Co., Inc.	3,338
82	Liberty Property Trust	3,174
52	W.P. Carey, Inc.	3,309
74	Realty Income Corp.	3,204

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Proceeds $24,720)		27,394

EXCHANGE TRADED FUNDS
111	PowerShares QQQ	10,135

TOTAL FOR EXCHANGE TRADED FUNDS (Proceeds $9,512)		10,135

TOTAL SECURITIES SOLD SHORT (Proceeds $311,496)		$ 338,500

	Armour Tactical Flex Fund
	Schedule of Investments
	May 31, 2014 (Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS - 14.00%

66	iShares Core S&P 500 ETF	$ 12,795
13	Vanguard Energy ETF	1,776
44	Vanguard Financials ETF	1,997
23	Vanguard Information Technology ETF	2,159

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $16,405) - 14.00%		$ 18,727

SHORT TERM INVESTMENTS - 86.96%
116,342	Federated Prime Obligations Fund #10, 0.00% ** (Cost $116,342)	116,342

TOTAL INVESTMENTS (Cost $132,746) - 100.96%		$ 135,069

LIABILITIES IN EXCESS OF OTHER ASSETS - (.96%)		(1,283)

NET ASSETS - 100.00%		$ 133,786

** Variable rate security; the coupon rate shown represents the yield at May 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Armour Tactical Flex Fund
1. SECURITY TRANSACTIONS

At May 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $132,746, amounted to $2,323, which consisted of aggregate gross unrealized appreciation of $2,323 and aggregate gross unrealized depreciation of $0.

2. SECURITY VALUATION

The Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Fund Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds investments by the above fair value hierarchy levels as of May 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 18,727	$0	$0	$ 18,727
Cash Equivalents	$116,342	$0	$0	$116,342
Total	$135,069	$0	$0	$135,069

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COTTONWOOD MUTUAL FUNDS

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

Date: July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

/s/ Greg Myers

Greg Myers

Treasurer and Principal Financial Officer

Date: July 29, 2014